Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowance for loan losses	$ 3,163	$ 2,585
Common stock, par value
Common stock, shares authorized	6,000,000	6,000,000
Common stock, shares issued	2,289,528	2,289,528
Treasury stock, shares	76,259	83,555